Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of fair value at amortized cost

	2023			2022
	Carrying amount	Fair value - Level 2	Fair value - Level 3	Carrying amount	Fair value - Level 2	Fair value - Level 3

Assets
Credit card receivables (i)	12,414,101	-	12,821,731	8,233,123	-	8,204,077
Loans to customers (i)	3,201,636	-	3,212,542	1,676,276	-	1,920,518
Compulsory and other deposits at central banks	7,447,483			2,778,019
Other receivables	1,689,030	-	1,691,884	521,670	-	522,359
Other financial assets	131,519			478,283
Securities	104,420	104,668	-	-	-	-
Total	24,988,189	104,668	17,726,157	13,687,371	-	10,646,954

Liabilities
Deposits in electronic money	2,388,601			1,534,582
Bank receipt of deposits (RDB)	21,054,443			14,273,959
Bank certificate of deposit (CDB)	248,086	249,009	-	-
Payables to network	9,755,285	9,605,576	-	7,054,783	6,399,704	-
Borrowings and financing	1,136,344	1,136,978	-	585,568
Total	34,582,759	10,991,563	-	23,448,892	6,399,704	-

(i)	It excludes the fair value adjustment from the hedge accounting.

Schedule of fair value measurement

	2023
	Fair value - Level 1	Fair value - Level 2	Fair value - Level 3	Total

Assets
Government bonds
Brazil	7,475,904	-	-	7,475,904
United States	126,914	-	-	126,914
Mexico	1,407	-	-	1,407

Corporate bonds and other instruments
Certificate of bank deposits (CDB)	-	5,770	-	5,770
Investment funds	-	70,967	-	70,967
Time deposit	-	194,390	-	194,390
Bill of credit (LC)	-	1	-	1
Real estate and agribusiness certificate of receivables	234	17,839	-	18,073
Real estate and agribusiness letter of credit	-	186	-	186
Corporate bonds and debentures	1,124,154	143,354		1,267,508
Equity instrument	-	-	13,199	13,199
Derivative financial instruments	3,079	17,882	20	20,981
Collateral for credit card operations	-	320	-	320

Liabilities
Derivative financial instruments	4	28,169	-	28,173
Instruments eligible as capital	-	3,988	-	3,988
Repurchase agreements	-	210,454	-	210,454

	2022
	Fair value - Level 1	Fair value - Level 2	Fair value - Level 3	Total

Assets
Government bonds
Brazil	8,222,278	-	-	8,222,278
United States	171,184	-	-	171,184
Mexico	1,382	-	-	1,382

Corporate bonds and other instruments
Certificate of bank deposits (CDB)	-	3,712	-	3,712
Investment funds	-	302,779	-	302,779
Time deposit	-	446,436	-	446,436
Bill of credit (LC)	-	138	-	138
Real estate and agribusiness certificate of receivables (CRIs/CRAs)	2	32,173	-	32,175
Real estate and agribusiness letter of credit (LCIs/LCAs)	-	1,197	-	1,197
Corporate bonds and debentures	676,953	158,675	-	835,628
Equity instrument	-	-	22,082	22,082
Derivative financial instruments	2,154	11,423	27,908	41,485
Collateral for credit card operations	-	305	-	305

Liabilities
Derivative financial instruments	384	9,041	-	9,425
Instruments eligible as capital	-	11,507	-	11,507
Repurchase agreements	-	197,242	-	197,242

Schedule of transfers between levels of the fair value hierarchy

	2023
	Equity instrument	Derivative financial instruments	Total

Financial assets at beginning of year	22,082	27,908	49,990
Recognized through profit or loss	(8,883)	(27,888)	(36,771)
Financial assets at end of year	13,199	20	13,219

	2022
	Equity instrument	Derivative financial instruments	Total

Financial assets at beginning of year	30,735	19,756	50,491
Recognized through profit or loss	(8,653)	8,152	(501)
Financial assets at end of year	22,082	27,908	49,990

	2021
	Equity instrument	Derivative financial instruments	Total

Financial assets at beginning of year	-	-	-
New issuances	11,211	19,756	30,967
Recognized through profit or loss	19,524	-	19,524
Financial assets at end of year	30,735	19,756	50,491